Income Taxes - Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Loss before income taxes	$ (101,454)	$ (54,738)
Tax expense at statutory rate	(21,305)	(11,495)
Increases (reductions) in taxes resulting from:
Loss attributable to redeemable noncontrolling interest	(1,478)	(225)
Change in fair value of warrant liabilities	0	70
Change in fair value of derivative liability	0	(955)
Change in preferred dividend	943	0
Change in prepaid expenses	(529)	0
Change in valuation allowance	(613)	952
Unrecognized benefit from LLC flow thru structure	21,269	11,667
State income taxes, net of federal income tax benefit	41	0
Other adjustments, net	1,713	(14)
Income tax expense (benefit)	$ 41	$ 0
Tax Rate
Tax expense at statutory rate	21.00%	21.00%
Increases (reductions) in taxes resulting from:
Loss attributable to redeemable noncontrolling interest	1.50%	0.40%
Change in fair value of warrant liabilities	0.00%	(0.10%)
Change in fair value of derivative liability	0.00%	1.70%
Change in preferred dividend	0.00%	0.00%
Change in prepaid expenses	0.00%	0.00%
Change in valuation allowance	0.60%	(1.70%)
Unrecognized benefit from LLC flow thru structure	(21.00%)	(21.30%)
State income taxes, net of federal income tax benefit	0.00%	0.00%
Other adjustments, net	(1.70%)	0.00%
Income tax expense	0.40%	0.00%